31. Expenses by nature (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses By Nature Details Narrative Abstract
Expenses capitalized in property, plant and equipment	$ 1,000,000	$ 869,700	$ 602,000